Note 9 - Per Share Data	9 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE 9.
PER SHARE DATA

Basic net income (loss) per share of common stock attributable to the Company is computed on the basis of the weighted average number of shares of common stock outstanding. Diluted net income (loss) per share is computed on the basis of such weighted average number of shares of common stock outstanding plus the dilutive effect of incremental shares of common stock potentially issuable under outstanding options, warrants and unvested restricted stock units utilizing the treasury stock method. A reconciliation of basic and diluted common shares used in the computation of per share data follows:

	Three Month Period Ended June 30,		Nine Month Period Ended June 30,
	2016	2015	2016	2015
Basic weighted-average shares	12,440,035	12,446,365	12,442,059	12,446,365
Effect of dilutive securities:
Options	—	8,284	—	18,912
Warrants	—	36,521	—	30,198
Diluted weighted-average shares	12,440,035	12,491,170	12,442,059	12,495,475

The following potential common share equivalents are not included in the above diluted computation because to do so would be anti-dilutive:

	Three Month Period Ended June 30,		Nine Month Period Ended June 30,
	2016	2015	2016	2015
Options	1,224,500	1,328,000	1,311,167	1,328,000
Warrants	43,116	64,676	43,116	64,676
	1,267,616	1,392,676	1,354,283	1,392,676